Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 7,713	$ 7,405
Commissions	5,963	6,571
Deferred revenues	1,936	1,302
Accrued warranty costs	1,723	1,714
Accrued expenses	1,343	2,861
Operating lease obligations (See Note 2(U))	826
Government institutions and income tax payable	700	597
Advances from customers	68	2,729
Total other current liabilities	$ 20,272	$ 23,179